Shareholder Report, Holdings (Details) - C000248158 [Member]	Jul. 31, 2024
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oceaneering International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Liberty Global Ltd. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Vodafone Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
TotalEnergies SE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%